Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed financial information of the parent company
Condensed balance sheets

	As of December 31
	2022	2023
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	33,871	3,328	469
Due from the entities within the Group	7,655	8,273	1,165
Prepayments and other current assets	20,331	7,048	993
Total current assets	61,857	18,649	2,627
Non-current assets:
Long-term investments	334,988	296,579	41,772
Other non-current assets	—	5,055	712
Total non-current assets	334,988	301,634	42,484
Total assets	396,845	320,283	45,111
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	3,850	2,159	304
Due to the entities within the Group	265,305	244,576	34,448
Total current liabilities	269,155	246,735	34,752
Total liabilities	269,155	246,735	34,752
Shareholders’ equity
Class A common shares (par value of US$0.0001 per share as of December 31, 2022 and 2023; 4,920,000,000 shares authorized as of December 31, 2022 and 2023, 62,731,971 shares and 61,831,753 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	39	39	5
Class B common shares (par value of US$0.0001 per share as of December 31, 2022 and 2023; 30,000,000 shares authorized as of December 31, 2022 and 2023, 17,000,189 shares and 17,000,189 shares issued and outstanding as of December 31, 2022 and 2023)	11	11	2
Treasury shares (182,313 and 1,429,341 class A common shares as of December 31, 2022 and 2023, respectively)	(1,689)	(2,453)	(345)
Additional paid-in capital	1,037,007	1,045,397	147,240
Accumulated deficit	(925,982)	(988,669)	(139,251)
Accumulated other comprehensive income	18,304	19,223	2,708
Total shareholders’ equity	127,690	73,548	10,359
Total liabilities and shareholders’ equity	396,845	320,283	45,111

Condensed statements of comprehensive loss

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Research and development	—	—	—	—
Sales and marketing	(553)	(272)	(517)	(73)
General and administrative	(17,785)	(12,443)	(11,430)	(1,610)
Share of losses of the subsidiaries and VIE	(117,029)	(85,448)	(45,933)	(6,470)
Total operating expenses	(135,367)	(98,163)	(57,880)	(8,153)
Loss from operations	(135,367)	(98,163)	(57,880)	(8,153)
Foreign exchange loss, net	(3,351)	(2,467)	(61)	(9)
Interest income	363	43	34	5
Interest expense	(7,820)	(1,985)	—	—
Other loss	(469)	(5,230)	(4,191)	(590)
Change in fair value of foreign currency swap contract	6,060	838	—	—
Loss before income taxes	(140,584)	(106,964)	(62,098)	(8,747)
Income tax expenses	—	—	—	—
Net loss	(140,584)	(106,964)	(62,098)	(8,747)

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net loss attributable to common share holders	(140,584)	(106,964)	(62,098)	(8,747)
Other comprehensive income
Foreign currency translation adjustments	1,638	5,853	919	129
Total other comprehensive income, net of tax	1,638	5,853	919	129
Comprehensive loss	(138,946)	(101,111)	(61,179)	(8,618)

Condensed statements of cash flows

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash (used in)/ provided by operating activities	(24,383)	195,530	(23,234)	(3,272)
Net cash used in investing activities	(4,859)	(2,690)	—	—
Net cash used in financing activities	(54,520)	(153,040)	(3,651)	(514)
Effect of exchange rate changes	4,361	(18,651)	(3,658)	(516)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(79,401)	21,149	(30,543)	(4,302)
Cash and cash equivalents and restricted cash at the beginning of year	92,123	12,722	33,871	4,771
Cash and cash equivalents and restricted cash at the end of year	12,722	33,871	3,328	469